Financial Assets and Liabilities - Summary of foreign currency-related hedging instruments and interest rate swaps (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Loans, financing and debentures	R$ (42,249,460)	R$ (29,052,215)	R$ (22,574,313)
Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	7,518,792
Loans, financing and debentures	(11,555,894)	(8,926,449)
Accumulated fair value adjustment of Loans, financing and debentures	(2,254,907)	(1,846,912)
Notional amount of derivatives	(7,544,620)
Hedging instrument, assets	4,704,242	4,243,015
Derivative hedging instruments accumulated fair value adjustment	R$ 1,919,803	1,569,706
Notional amount of hedging instruments	(25,828)
Net currency and interest rate instruments	R$ (6,851,652)	(4,683,434)
Net accumulated fair value adjustment of currency and interest rate instruments	(335,104)	(277,206)
Designated as Hedging Instruments [Member] | Debenture 3rd issue - 3rd series [member] | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives
Hedging instrument, assets		24,842
Derivative hedging instruments accumulated fair value adjustment	862	5,510
Designated as Hedging Instruments [Member] | Debenture 5th issue - single series [member] | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	(684,501)
Hedging instrument, assets	211,741	175,262
Derivative hedging instruments accumulated fair value adjustment	10,731	88,583
Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	(1,154,964)
Hedging instrument, assets	176,693
Derivative hedging instruments accumulated fair value adjustment	183,595
Designated as Hedging Instruments [Member] | Senior swaps notes due 2023 | Cosan S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	(519,670)
Hedging instrument, assets	392,899	418,340
Derivative hedging instruments accumulated fair value adjustment	42,532	128,357
Designated as Hedging Instruments [Member] | Senior swaps notes due 2024 | Cosan Limited [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	(1,039,340)
Hedging instrument, assets	463,502	2,156,068
Derivative hedging instruments accumulated fair value adjustment	78,913	805,312
Designated as Hedging Instruments [Member] | Senior swaps notes due 2024 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	(2,405,595)
Hedging instrument, assets	2,118,028	989,022
Derivative hedging instruments accumulated fair value adjustment	1,021,045	340,265
Designated as Hedging Instruments [Member] | Senior swaps notes due 2025 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	(1,740,550)
Hedging instrument, assets	1,341,379	479,481
Derivative hedging instruments accumulated fair value adjustment	825,015	201,679
Designated as Hedging Instruments [Member] | Debenture 3rd issue - 3rd series [member] | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount
Loans, financing and debentures		(108,133)
Accumulated fair value adjustment of Loans, financing and debentures	(575)	(14,822)
Designated as Hedging Instruments [Member] | Debenture 5th issue - single series [member] | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	684,501
Loans, financing and debentures	(890,658)	(859,996)
Accumulated fair value adjustment of Loans, financing and debentures	(22,040)	(90,110)
Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	1,129,136
Loans, financing and debentures	(1,281,278)	(1,114,715)
Accumulated fair value adjustment of Loans, financing and debentures	(239,437)	(10,164)
Designated as Hedging Instruments [Member] | Senior notes due 2023 | Cosan S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	519,670
Loans, financing and debentures	(569,466)	(438,985)
Accumulated fair value adjustment of Loans, financing and debentures	(237,050)	(99,541)
Designated as Hedging Instruments [Member] | Senior notes due 2024 | Cosan Limited [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	1,039,340
Loans, financing and debentures	(1,232,844)	(903,636)
Accumulated fair value adjustment of Loans, financing and debentures	(18,357)	(865,908)
Designated as Hedging Instruments [Member] | Senior notes due 2024 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	2,405,595
Loans, financing and debentures	(4,514,289)	(3,318,895)
Accumulated fair value adjustment of Loans, financing and debentures	(959,017)	(471,159)
Designated as Hedging Instruments [Member] | Senior notes due 2025 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	1,740,550
Loans, financing and debentures	(3,067,359)	(2,182,089)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (779,581)	R$ (295,208)